UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund
(Formerly Aristotle/Saul Opportunity Fund)
Class I shares (ARSOX)

Aristotle International Equity Fund
Class I shares (ARSFX)

Aristotle Strategic Credit Fund
Class I shares (ARSSX)

SEMI-ANNUAL REPORT
June 30, 2015

Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
Aristotle Strategic Credit Fund
Each a series of Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Aristotle International Equity Fund
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Aristotle Strategic Credit Fund
Schedule of Investments	17
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 80.0%
	COMMUNICATIONS – 1.6%
48,500	KDDI Corp.	$1,170,642

	CONSUMER DISCRETIONARY – 3.5%
289,300	Kroton Educacional S.A.	1,106,358
26,900	Lennar Corp. - Class A	1,372,976
		2,479,334

	CONSUMER STAPLES – 11.6%
13,200	Diageo PLC - ADR	1,531,728
44,200	Mondelez International, Inc. - Class A	1,818,388
360,000	Stock Spirits Group PLC	1,091,766
38,000	Toyo Suisan Kaisha Ltd.	1,386,363
33,800	Unilever N.V.	1,414,192
12,500	Walgreens Boots Alliance, Inc.	1,055,500
		8,297,937

	ENERGY – 6.9%
93,800	Cameco Corp.	1,339,464
47,200	Canadian Natural Resources Ltd.	1,281,952
23,300	Continental Resources, Inc.*	987,687
53,400	Peyto Exploration & Development Corp.	1,305,286
		4,914,389

	FINANCIALS – 10.9%
173,000	Banco Santander S.A. - ADR	1,212,730
82,700	Bank of America Corp.	1,407,554
37,000	Erste Group Bank A.G.*	1,050,808
197,000	Mitsubishi UFJ Financial Group, Inc. - ADR	1,422,340
51,200	MS&AD Insurance Group Holdings, Inc.	1,595,176
251,000	Uranium Participation Corp.*	1,051,025
		7,739,633

	HEALTH CARE – 5.6%
52,800	Daiichi Sankyo Co., Ltd.	976,747
13,100	Daiichi Sankyo Co., Ltd. - ADR	242,743
187,000	Hypermarcas S.A.*	1,361,105
18,900	Medtronic PLC	1,400,490
		3,981,085

	INDUSTRIALS – 10.4%
77,200	Experian PLC	1,405,952
88,000	Kubota Corp.	1,396,021
76,000	Kurita Water Industries Ltd.	1,772,309

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
28,600	Oshkosh Corp.	$1,212,068
66,000	TOTO Ltd.	1,189,655
19,700	Vallourec S.A.	402,346
		7,378,351
	MATERIALS – 12.9%
1,024,000	Centamin PLC	993,589
171,900	Centerra Gold, Inc.	977,174
489,400	Dundee Precious Metals, Inc.*	995,257
590	Givaudan S.A.*	1,020,984
384,700	Kinross Gold Corp.*	892,504
164,800	Newcrest Mining Ltd.*	1,655,502
270,400	Sandfire Resources NL	1,199,599
170,000	Toray Industries, Inc.	1,438,370
		9,172,979
	TECHNOLOGY – 11.5%
18,300	Dassault Systemes	1,330,575
29,300	eBay, Inc.*	1,765,032
34,400	Microsoft Corp.	1,518,760
37,400	Oracle Corp.	1,507,220
2,340	Samsung Electronics Co., Ltd.	2,083,123
		8,204,710
	UTILITIES – 5.1%
82,200	AES Corp.	1,089,972
37,100	ITC Holdings Corp.	1,193,878
22,700	National Fuel Gas Co.	1,336,803
		3,620,653
	TOTAL COMMON STOCKS (Cost $56,322,009)	56,959,713

Principal Amount

	CORPORATE BOND – 0.4%
	ENERGY – 0.4%
$1,320,000	Arch Coal, Inc. 8.000%, 1/15/2019[1,2]	283,800

	TOTAL CORPORATE BONDS Cost $860,632)	283,800

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 1.5%
	UTILITIES – 1.5%
10,100	ETFS Platinum Trust*	$1,052,420

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,193,724)	1,052,420

	SHORT-TERM INVESTMENTS – 18.3%
13,001,057	Federated Prime Obligations Fund - Institutional Shares, 0.068%[3]	13,001,057

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,001,057)	13,001,057

	TOTAL INVESTMENTS – 100.2% (Cost $71,377,422)	71,296,990
	Liabilities in Excess of Other Assets – (0.2)%	(135,054)

	TOTAL NET ASSETS – 100.0%	$71,161,936

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $283,800.
[3]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Australian Dollars	AUD per USD	September 14, 2015	(447,889)	$(341,650)	$(344,123)	$(2,473)
Australian Dollars	AUD per USD	December 1, 2015	(1,294,198)	(974,285)	(990,224)	(15,939)
Canadian Dollars	CAD per USD	September 14, 2015	(2,239,433)	(1,762,500)	(1,791,140)	(28,640)
Canadian Dollars	CAD per USD	December 1, 2015	(2,564,223)	(2,040,705)	(2,049,385)	(8,680)
Euro	EUR per USD	July 21, 2015	(1,273,495)	(1,450,000)	(1,420,159)	29,841
Euro	EUR per USD	September 14, 2015	(929,056)	(989,050)	(1,036,889)	(47,839)
Euro	EUR per USD	December 1, 2015	(258,483)	(283,065)	(288,911)	(5,846)
British Pound	GBP per USD	September 14, 2015	(618,462)	(922,250)	(971,233)	(48,983)
British Pound	GBP per USD	December 1, 2015	(902,780)	(1,369,247)	(1,417,031)	(47,784)
Japanese Yen	JPY per USD	September 14, 2015	(255,257,520)	(2,113,050)	(2,087,971)	25,079
Japanese Yen	JPY per USD	December 1, 2015	(488,674,515)	(3,923,420)	(4,004,207)	(80,787)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(16,169,222)	$(16,401,273)	$(232,051)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	12.9%
Consumer Staples	11.6%
Technology	11.5%
Financials	10.9%
Industrials	10.4%
Energy	6.9%
Health Care	5.6%
Utilities	5.1%
Consumer Discretionary	3.5%
Communications	1.6%
Total Common Stocks	80.0%
Exchange-Traded Funds
Utilities	1.5%
Corporate Bonds
Energy	0.4%
Short-Term Investments	18.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $71,377,422)	$71,296,990
Cash	6,854
Receivables:
Fund shares sold	30,563
Dividends and interest	148,879
Unrealized appreciation on forward foreign currency exchange contracts	54,920
Prepaid expenses	15,435
Total assets	71,553,641

Liabilities:
Payables:
Fund shares redeemed	39,638
Unrealized depreciation on forward foreign currency exchange contracts	286,971
Advisory fees	37,884
Transfer agent fees and expenses	8,868
Auditing fees	8,006
Fund accounting fees	3,231
Fund administration fees	3,199
Chief Compliance Officer fees	1,588
Trustees' fees and expenses	938
Custody fees	864
Accrued other expenses	518
Total liabilities	391,705

Net Assets	$71,161,936

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$72,280,878
Accumulated net investment income	33,895
Accumulated net realized loss on investments and foreign currency transactions	(839,590)
Net unrealized depreciation on:
Investments	(80,432)
Forward foreign currency exchange contracts	(232,051)
Foreign currency translations	(764)
Net Assets	$71,161,936

Class I:
Shares of beneficial interest issued and outstanding	6,603,727
Net asset value per share	$10.78

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $37,812)	$453,067
Interest	166,686
Total investment income	619,753

Expenses:
Advisory fees	248,664
Fund administration fees	32,181
Transfer agent fees and expenses	31,915
Fund accounting fees	23,287
Custody fees	11,970
Auditing fees	9,273
Registration fees	7,397
Miscellaneous	5,227
Chief Compliance Officer fees	4,626
Shareholder reporting fees	4,215
Trustees' fees and expenses	2,976
Legal fees	2,939
Insurance expense	496
Total expenses	385,166
Advisory fees waived	(81,268)
Net expenses	303,898
Net investment income	315,855

Realized and Unrealized gain (loss) on Investments, Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(406,380)
Forward contracts	173,211
Foreign currency transactions	(31,648)
Net realized loss	(264,817)
Net change in unrealized appreciation/depreciation on:
Investments	684,668
Forward foreign currency exchange contracts	(240,378)
Foreign currency translations	120
Net change in unrealized appreciation/depreciation	444,410
Net realized and unrealized gain on investments, forward contracts and foreign currency	179,593

Net Increase in Net Assets from Operations	$495,448

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$315,855	$666,037
Net realized loss on investments, securities sold short
and foreign currency transactions	(264,817)	(440,212)
Net change in unrealized appreciation/depreciation on investments,
forward contracts and foreign currency translations	444,410	(3,040,175)
Net increase (decrease) in net assets resulting from operations	495,448	(2,814,350)

Distributions to Shareholders:
From net investment income	(294,716)	(671,084)
From net realized gains	-	(29,699)
Total distributions to shareholders	(294,716)	(700,783)

Capital Transactions:
Class I:
Net proceeds from shares sold	28,251,032	39,425,726
Reinvestment of distributions	240,248	604,089
Cost of shares redeemed[1]	(4,189,191)	(4,963,417)
Net increase in net assets from capital transactions	24,302,089	35,066,398

Total increase in net assets	24,502,821	31,551,265

Net Assets:
Beginning of period	46,659,115	15,107,850
End of period	$71,161,936	$46,659,115

Accumulated net investment income	$33,895	$12,756

Capital Share Transactions:
Class I:
Shares sold	2,569,617	3,481,104
Shares reinvested	22,390	58,479
Shares redeemed	(383,600)	(441,686)
Net increase in capital share transactions	2,208,407	3,097,897

[1]	Net of redemption fee proceeds of $330 and $576, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Period March 30, 2012* through December 31, 2012

Net asset value, beginning of period	$10.62		$11.64		$10.09		$10.00
Income from Investment Operations:
Net investment income[1]	0.06		0.20		0.13		0.09
Net realized and unrealized gain (loss) on investments	0.16		(1.06)		1.75		0.11
Total from investment operations	0.22		(0.86)		1.88		0.20

Less Distributions:
From net investment income	(0.06)		(0.15)		(0.22)		(0.11)
From net realized gain	-		(0.01)		(0.11)		-
Total distributions	(0.06)		(0.16)		(0.33)		(0.11)

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$10.78		$10.62		$11.64		$10.09

Total return[3]	2.08%	[4]	(7.41)%		18.72%		1.95%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,162		$46,659		$15,108		$12,063

Ratio of expenses to average net assets (including
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.39%	[5]	1.54%		2.51%		3.23%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.06%	[6]	0.87%	[6]	0.90%	[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.85%	[5]	1.24%		(0.44)%		(1.04)%	[5]
After fees waived and expenses absorbed	1.14%	[5]	1.72%		1.20%		1.29%	[5]

Portfolio turnover rate	26%	[4]	67%		24%		32%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund.

Prior to April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund.  In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	COMMUNICATIONS – 3.3%
8,600	KDDI Corp.	$207,578

	CONSUMER DISCRETIONARY – 7.4%
11,600	Compass Group PLC	191,936
47,000	Samsonite International S.A.	162,496
1,500	Swatch Group A.G.	112,620
		467,052

	CONSUMER STAPLES – 17.0%
5,200	Diageo PLC	150,428
2,680	Heineken N.V.	203,375
4,300	Mondelez International, Inc. - Class A	176,902
2,230	Nestle S.A.	160,989
2,450	Reckitt Benckiser Group PLC	211,276
3,920	Unilever N.V.	163,246
		1,066,216

	ENERGY – 5.4%
8,100	Cameco Corp.	115,890
2,650	TOTAL S.A.	128,718
7,680	Weatherford International PLC*	94,234
		338,842

	FINANCIALS – 21.3%
23,800	Banco Santander SA	166,202
5,230	Brookfield Asset Management, Inc. - Class A	182,736
12,700	DBS Group Holdings Ltd.	195,087
9,350	DNB ASA	155,982
4,900	Erste Group Bank A.G.*	139,161
16,000	HSBC Holdings PLC	143,331
10,200	ORIX Corp.	151,769
9,550	UBS Group A.G.	202,542
		1,336,810

	HEALTH CARE – 7.8%
6,300	Daiichi Sankyo Co., Ltd.	116,544
2,130	Medtronic PLC	157,833
2,210	Novartis A.G.	217,809
		492,186

	INDUSTRIALS – 12.0%
9,900	Experian PLC	180,297
10,200	Kubota Corp.	161,811

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,400	Nidec Corp.	$179,728
1,460	Siemens A.G.	147,058
4,000	Vallourec S.A.	81,695
		750,589

	MATERIALS – 9.2%
6,100	Anglo American PLC	88,040
1,700	BASF S.E.	149,380
2,740	Koninklijke DSM N.V.	158,840
3	Koninklijke DSM N.V. - ADR	44
21,000	Toray Industries, Inc.	177,681
		573,985

	TECHNOLOGY – 8.8%
2,130	Accenture PLC - Class A	206,142
2,550	Dassault Systemes	185,408
15,260	Telefonaktiebolaget LM Ericsson - B Shares	158,124
		549,674

	UTILITIES – 4.8%
13,400	AES Corp.	177,684
9,650	National Grid PLC	123,915
		301,599

	TOTAL COMMON STOCKS (Cost $6,300,956)	6,084,531

	SHORT-TERM INVESTMENTS – 3.3%
204,536	Federated Prime Obligations Fund - Institutional Shares, 0.068%[1]	204,536

	TOTAL SHORT-TERM INVESTMENTS (Cost $204,536)	204,536

	TOTAL INVESTMENTS – 100.3% (Cost $6,505,492)	6,289,067

	Liabilities in Excess of Other Assets – (0.3)%	(17,133)

	TOTAL NET ASSETS – 100.0%	$6,271,934

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.3%
Consumer Staples	17.0%
Industrials	12.0%
Materials	9.2%
Technology	8.8%
Health Care	7.8%
Consumer Discretionary	7.4%
Energy	5.4%
Utilities	4.8%
Communications	3.3%
Total Common Stocks	97.0%
Short-Term Investments	3.3%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $6,505,492)	$6,289,067
Receivables:
Fund shares sold	3,530
Dividends and interest	20,959
Prepaid expenses	12,764
Total assets	6,326,320

Liabilities:
Payables:
Fund shares redeemed	1,021
Offering costs - Advisor	11,972
Custody fees	11,402
Auditing fees	7,780
Fund accounting fees	5,072
Fund administration fees	4,302
Transfer agent fees and expenses	2,374
Chief Compliance Officer fees	467
Trustees' fees and expenses	439
Accrued other expenses	9,557
Total liabilities	54,386

Net Assets	$6,271,934

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,433,901
Accumulated net investment income	45,611
Accumulated net realized gain on investments and foreign currency transactions	8,758
Net unrealized appreciation (depreciation) on:
Investments	(216,425)
Foreign currency translations	89
Net Assets	$6,271,934

Class I:
Shares of beneficial interest issued and outstanding	653,024
Net asset value per share	$9.60

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,023)	$63,176
Interest	66
Total investment income	63,242

Expenses:
Custody fees	19,033
Fund accounting fees	18,315
Fund administration fees	16,959
Registration fees	15,285
Advisory fees	13,553
Auditing fees	8,531
Transfer agent fees and expenses	7,263
Offering costs	5,796
Legal fees	4,959
Chief Compliance Officer fees	2,976
Shareholder servicing fees (Note 7)	2,503
Trustees' fees and expenses	1,976
Miscellaneous	1,784
Shareholder reporting fees	1,750
Insurance expense	595
Total expenses	121,278
Advisory fees waived	(13,553)
Other expenses absorbed	(89,166)
Net expenses	18,559
Net investment income	44,683

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on:
Investments	9,053
Foreign currency transactions	51
Net realized gain	9,104
Net change in unrealized appreciation/depreciation on:
Investments	(59,315)
Foreign currency translations	100
Net change in unrealized appreciation/depreciation	(59,215)
Net realized and unrealized loss on investments and foreign currency	(50,111)

Net Decrease in Net Assets from Operations	$(5,428)

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period March 31, 2014* through December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$44,683	$11,168
Net realized gain (loss) on investments and foreign currency transactions	9,104	(742)
Net change in unrealized appreciation/depreciation on investments	(59,215)	(157,121)
Net decrease in net assets resulting from operations	(5,428)	(146,695)

Distributions to Shareholders:
From net investment income	-	(10,341)

Capital Transactions:
Class I:
Net proceeds from shares sold	4,686,803	1,830,846
Reinvestment of distributions	-	10,341
Cost of shares redeemed	(27,430)	(66,162)
Net increase in net assets from capital transactions	4,659,373	1,775,025

Total increase in net assets	4,653,945	1,617,989

Net Assets:
Beginning of period	1,617,989	-
End of period	$6,271,934	$1,617,989

Accumulated net investment income	$45,611	$928

Capital Share Transactions:
Class I:
Shares sold	479,440	182,493
Shares reinvested	-	1,147
Shares redeemed	(2,839)	(7,217)
Net increase in capital share transactions	476,601	176,423

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period March 31, 2014* through December 31, 2014

Net asset value, beginning of period	$9.17		$10.00
Income from Investment Operations:
Net investment income[1]	0.13		0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.87)
Total from investment operations	0.43		(0.77)

Less Distributions:
From net investment income	-		(0.06)

Net asset value, end of period	$9.60		$9.17

Total return[2]	4.69%	[3]	(7.67)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,272		$1,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.16%	[4]	20.20%	[4]
After fees waived and expenses absorbed	1.10%	[4]	1.10%	[4]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.42)%	[4]	(17.79)%	[4]
After fees waived and expenses absorbed	2.64%	[4]	1.31%	[4]

Portfolio turnover rate	36%	[3]	5%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 44.2%
40,000	American Beacon Advisors, Inc. 5.500%, 3/31/2022[1,2]	$40,450
249,375	American Tire Distributors, Inc. 5.250%, 9/1/2021[1,2]	252,026
124,372	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	125,927
237,558	BATS Global Markets Holdings, Inc. 5.750%, 1/31/2020[1,2]	239,142
110,000	Blue Coat Systems, Inc. 4.500%, 5/19/2022[1,2]	109,931
48,734	Blue Ribbon LLC 5.750%, 11/13/2021[1,2]	49,039
250,000	Cable & Wireless Communications PLC 5.500%, 12/31/2016[2,3]	250,312
241,880	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	242,013
250,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	250,782
99,750	Dynacast International LLC 4.500%, 1/28/2022[1,2]	99,844
208,861	Family Tree Escrow LLC 3.500%, 3/9/2022[1,2]	209,101
248,744	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	246,646
219,450	Hilex Poly Co. LLC 6.000%, 12/5/2021[1,2]	221,644
224,929	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	225,281
249,375	Ineos U.S. Finance LLC 4.250%, 3/11/2022[1,2]	249,780
25,000	Informatica Corp. 4.500%, 6/3/2022[1,2]	24,992
	Midas Intermediate Holdco II LLC
223,557	4.500%, 08/18/2021[1,2]	225,304
25,190	4.500%, 08/18/2021[2]	25,386
249,370	Nord Anglia Education Finance LLC 4.500%, 3/31/2021[1,2]	249,839
248,752	NVA Holdings, Inc. 4.750%, 8/14/2021[1,2]	249,478
248,744	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2]	244,325
50,000	PetSmart, Inc. 4.250%, 3/11/2022[1,2]	49,963
238,984	Presidio, Inc. 5.250%, 2/2/2022[1,2]	239,881

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
249,375	Riverbed Technology, Inc. 6.000%, 3/15/2022[1,2]	$252,274
200,000	Royal Holdings, Inc. 4.500%, 6/19/2022[1,2]	200,416
100,000	TI Group Automotive Systems LLC 4.500%, 6/25/2022[1,2]	99,875
100,000	ViaWest, Inc. 4.500%, 3/30/2022[1,2]	100,437
	TOTAL BANK LOANS (Cost $4,758,023)	4,774,088

	CORPORATE BONDS – 52.0%
	COMMUNICATIONS – 7.5%
90,000	AT&T, Inc. 4.500%, 5/15/2035[1]	82,736
115,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	119,600
100,000	Intelsat Jackson Holdings S.A. 7.250%, 10/15/2020[1,3]	98,875
87,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	87,870
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	75,480
100,000	Sprint Corp. 7.625%, 2/15/2025[1]	94,250
100,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	102,500
	Windstream Services LLC
80,000	7.750%, 10/15/2020[1]	78,300
75,000	7.750%, 10/1/2021[1]	68,625
		808,236
	CONSUMER DISCRETIONARY – 10.0%
25,000	Advance Auto Parts, Inc. 5.750%, 5/1/2020	27,875
117,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	121,972
17,000	Dana Holding Corp. 6.750%, 2/15/2021[1]	17,808
98,000	DISH DBS Corp. 5.875%, 7/15/2022	96,040
80,000	General Motors Financial Co., Inc. 2.400%, 4/10/2018	80,199
75,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020	89,625

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
40,000	Host Hotels & Resorts LP 4.000%, 6/15/2025[1]	$39,703
30,000	Isle of Capri Casinos, Inc. 5.875%, 3/15/2021[1]	30,825
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	71,437
67,000	MGM Resorts International 6.625%, 12/15/2021	70,015
36,000	NCL Corp. Ltd. 5.000%, 2/15/2018[1,3]	36,720
86,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	86,645
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	97,250
88,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	94,600
100,000	Scientific Games International, Inc. 6.250%, 9/1/2020[1]	77,750
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	40,053
		1,078,517
	CONSUMER STAPLES – 1.1%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	66,640
50,000	WhiteWave Foods Co. 5.375%, 10/1/2022	52,750
		119,390
	ENERGY – 8.4%
100,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	94,500
75,000	Bonanza Creek Energy, Inc. 5.750%, 2/1/2023[1]	67,313
90,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp. 7.875%, 4/15/2022[1]	74,700
60,000	Bristow Group, Inc. 6.250%, 10/15/2022[1]	59,400
113,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	117,802
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	48,960
115,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	96,600

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	$94,299
27,000	Laredo Petroleum, Inc. 6.250%, 3/15/2023[1]	27,473
95,000	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/2020[1]	77,920
75,000	Oasis Petroleum, Inc. 6.875%, 1/15/2023[1]	74,062
85,000	Stone Energy Corp. 7.500%, 11/15/2022[1]	73,950
		906,979
	FINANCIALS – 12.4%
	Air Lease Corp.
50,000	2.125%, 01/15/2018	49,500
25,000	3.750%, 02/01/2022[1]	24,985
110,000	Aircastle Ltd. 5.500%, 2/15/2022[3]	112,269
100,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	105,500
71,000	Citigroup, Inc. 3.875%, 3/26/2025	68,011
102,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	105,570
75,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[1]	75,938
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	78,663
105,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1]	108,412
95,000	Morgan Stanley 4.875%, 11/1/2022	101,052
108,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	100,575
100,000	PHH Corp. 7.375%, 9/1/2019	105,750
90,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	105,300
85,000	Raymond James Financial, Inc. 8.600%, 8/15/2019	103,787
97,000	Select Income REIT 4.500%, 2/1/2025[1]	93,727
		1,339,039

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE – 2.5%
75,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[1]	$74,437
23,000	Alere, Inc. 7.250%, 7/1/2018[1]	24,093
40,000	Centene Corp. 4.750%, 5/15/2022[1]	41,200
50,000	ExamWorks Group, Inc. 5.625%, 4/15/2023[1]	51,268
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	82,721
		273,719
	INDUSTRIALS – 6.0%
104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	102,700
99,000	Allegiant Travel Co. 5.500%, 7/15/2019	99,742
100,000	Griffon Corp. 5.250%, 3/1/2022[1]	99,500
90,000	Harris Corp. 4.854%, 4/27/2035[1]	86,242
104,000	Hertz Corp. 5.875%, 10/15/2020[1]	105,300
60,000	United Continental Holdings, Inc. 6.375%, 6/1/2018	62,550
86,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1]	93,095
		649,129
	MATERIALS – 2.2%
79,000	Boise Cascade Co. 6.375%, 11/1/2020[1]	83,246
70,000	Huntsman International LLC 4.875%, 11/15/2020[1]	69,825
89,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/2020[1]	91,225
		244,296
	TECHNOLOGY – 1.2%
50,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	49,125
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	80,200
		129,325

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 0.7%
79,000	Calpine Corp. 5.375%, 1/15/2023[1]	$77,618

	TOTAL CORPORATE BONDS (Cost $5,760,631)	5,626,248

Number of Shares

	SHORT-TERM INVESTMENTS – 6.1%
655,724	Federated Prime Obligations Fund - Institutional Shares, 0.068%[4]	655,724

	TOTAL SHORT-TERM INVESTMENTS (Cost $655,724)	655,724

	TOTAL INVESTMENTS – 102.3% (Cost $11,174,378)	11,056,060
	Liabilities in Excess of Other Assets – (2.3)%	(249,696)

	TOTAL NET ASSETS – 100.0%	$10,806,364

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	44.2%
Corporate Bonds
Financials	12.4%
Consumer Discretionary	10.0%
Energy	8.4%
Communications	7.5%
Industrials	6.0%
Health Care	2.5%
Materials	2.2%
Technology	1.2%
Consumer Staples	1.1%
Utilities	0.7%
Total Corporate Bonds	52.0%
Short-Term Investments	6.1%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $11,174,378)	$11,056,060
Cash	3,206
Receivables:
Investment securities sold	628
Fund shares sold	26
Dividends and interest	102,418
Prepaid expenses	15,564
Prepaid offering costs	12,654
Total assets	11,190,556

Liabilities:
Payables:
Investment securities purchased	346,356
Offering costs - Advisor	7,630
Fund accounting fees	10,948
Auditing fees	6,740
Fund administration fees	3,679
Custody fees	1,094
Offering costs - related parties	962
Transfer agent fees and expenses	870
Trustees' fees and expenses	465
Chief Compliance Officer fees	126
Accrued other expenses	5,322
Total liabilities	384,192

Net Assets	$10,806,364

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,943,429
Accumulated net investment loss	(2,999)
Accumulated net realized loss on investments	(15,748)
Net unrealized depreciation on investments	(118,318)
Net Assets	$10,806,364

Class I:
Number of shares issued and outstanding	1,078,002
Net asset value per share	$10.02

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$186,042
Total investment income	186,042

Expenses:
Fund accounting fees	30,708
Advisory fees	18,483
Fund administration fees	17,753
Offering costs	12,310
Registration fees	11,493
Transfer agent fees and expenses	8,690
Auditing fees	6,740
Custody fees	5,017
Legal fees	4,932
Trustees' fees and expenses	2,959
Chief Compliance Officer fees	2,862
Shareholder reporting fees	2,237
Miscellaneous	1,309
Insurance fees	592
Total expenses	126,085
Advisory fees waived	(18,483)
Other expenses absorbed	(83,369)
Net expenses	24,233
Net investment income	161,809

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(15,748)
Net change in unrealized appreciation/depreciation on investments	(118,318)
Net realized and unrealized loss on investments	(134,066)

Net Increase in Net Assets from Operations	$27,743

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)
		For the Period Ended December 31, 2014*

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$161,809	$	−
Net realized loss on investments	(15,748)		−
Net change in unrealized appreciation/depreciation
on investments	(118,318)		−
Net increase in net assets resulting from operations	27,743		−

Distributions to Shareholders:
From net investment income	(164,808)		−
Total distributions to shareholders	(164,808)		−

Capital Transactions:
Class I:
Net proceeds from shares sold	10,881,075		250,000
Reinvestment of distributions	164,279		−
Cost of shares redeemed	(351,925)		−
Net increase in net assets from capital transactions	10,693,429		250,000

Total increase in net assets	10,556,364		250,000

Net Assets:
Beginning of period	250,000		−
End of period	$10,806,364		$250,000

Accumulated net investment income (loss)	$(2,999)	$	−

Capital Share Transactions:
Class I:
Shares sold	1,071,302		25,000
Shares reinvested	16,237		−
Shares redeemed	(34,537)		−
Net increase in capital share transactions	1,053,002		25,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period Ended December 31, 2014*

Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.21		-
Net realized and unrealized loss on investments	(0.02)		-
Total from investment operations	0.19		-
Less Distributions:
From net investment income	(0.17)		-

Net asset value, end of period	$10.02		$10.00

Total return[2]	1.92%	[3]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,806		$250

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.27%	[4]	-%
After fees waived and expenses absorbed	0.63%	[4]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.55%	[4]	-%
After fees waived and expenses absorbed	4.19%	[4]	-%
Portfolio turnover rate	53%	[3]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”) and Aristotle Strategic Credit Fund (the “Strategic Credit Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund and the Strategic Credit Fund is a diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income.  Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund.  The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation.  The Fund commenced investment operations on December 31, 2014.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.  The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The International Equity Fund incurred offering costs of approximately $23,504, which were amortized over a one-year period from March 31, 2014 (commencement of operations).

The Strategic Credit Fund incurred offering costs of approximately $23,982, which are being amortized over a one-year period from December 31, 2014 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(e) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At June 30, 2015, the Saul Global Opportunities Funds had 11 outstanding forward currency contracts sold short.

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Saul Global Opportunities Fund, International Equity Fund and Strategic Credit Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 0.80% and 0.47%, respectively, of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.10%, 1.10% and 0.62% of the average daily net assets of the Saul Global Opportunities Fund, International Equity Fund and Strategic Credit Fund, respectively.  This agreement is in effect until April 30, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Prior to April 1, 2014 for Saul Global Opportunities Fund, the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets.  In addition, the Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or absorb other expenses above 0.85% of the average daily net assets of Class I shares of the Fund through March 31, 2014. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period.

Prior to February 16, 2015, the Strategic Credit Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets.  Prior to February 16, 2015, the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) did not exceed 0.80% of the Fund’s average daily net assets.

For the six months ended June 30, 2015, the Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Saul Global Opportunities Fund	$81,268	$-	$81,268
International Equity Fund	13,553	89,166	102,719
Strategic Credit Fund	18,483	83,369	101,852
	$113,304	$172,535	$285,839

The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund
2017	$127,745	$163,092	$-
2018	81,268	102,719	101,852
Total	$209,013	$265,811	$101,852

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended June 30, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$71,377,422	$6,505,503	$11,174,378

Gross unrealized appreciation	$4,418,107	$137,136	$40,161
Gross unrealized depreciation	(4,498,539)	(353,572)	(158,479)

Net unrealized depreciation on investments	$(80,432)	$(216,436)	$(118,318)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Saul Global Opportunities Fund	International Equity Fund
Undistributed ordinary income	$13,598	$928
Undistributed long-term capital gains	-	-
Tax accumulated earnings	13,598	928

Accumulated capital and other losses	(582,175)	(699)
Net unrealized depreciation on investments	(758,540)	(156,757)
Net unrealized appreciation (depreciation) on foreign currency	7,443	(11)
Total accumulated deficit	$(1,319,674)	$(156,539)

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The tax character of the distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013 were as follows:

	Saul Global Opportunities Fund		International Equity Fund
Distributions paid from:	2014	2013	2014
Ordinary income	$671,127	$282,093	$10,341
Net long-term capital gains	29,656	136,180	-
Total distributions paid	$700,783	$418,273	$10,341

At December 31, 2014, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Saul Global Opportunities Fund	$119,314	$-	$119,314
International Equity Fund	699	-	699

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of December 31, 2014, the Saul Global Opportunities Fund had $462,861 of Post-October capital losses.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2015 the Saul Global Opportunities Fund received $330 in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$25,493,498	$12,558,199
International Equity Fund	5,721,819	1,123,179
Strategic Credit Fund	14,313,411	3,768,080

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2015, the International Equity Fund shareholder servicing fees incurred are disclosed on the Statement of Operations.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.  Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Communications	$1,170,642	$-	$-	$1,170,642
Consumer Discretionary	2,479,334	-	-	2,479,334
Consumer Staples	8,297,937	-	-	8,297,937
Energy	4,914,389	-	-	4,914,389
Financials	7,739,633	-	-	7,739,633
Health Care	3,981,085	-	-	3,981,085
Industrials	7,378,351	-	-	7,378,351
Materials	9,172,979	-	-	9,172,979
Technology	8,204,710	-	-	8,204,710
Utilities	3,620,653	-	-	3,620,653
Corporate Bonds[1]	-	283,800	-	283,800
Exchange-Traded Funds [2]	1,052,420	-	-	1,052,420
Short-Term Investments	13,001,057	-	-	13,001,057
Total Assets	$71,013,190	$283,800	$-	$71,296,990

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$207,578	$-	$-	$207,578
Consumer Discretionary	467,052	-	-	467,052
Consumer Staples	1,066,216	-	-	1,066,216
Energy	338,842	-	-	338,842
Financials	1,336,810	-	-	1,336,810
Health Care	492,186	-	-	492,186
Industrials	750,589	-	-	750,589
Materials	573,985	-	-	573,985
Technology	549,674	-	-	549,674
Utilities	301,599	-	-	301,599
Short-Term Investments	204,536	-	-	204,536
Total Assets	$6,289,067	$-	$-	$6,289,067

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$4,774,088	$-	$4,774,088
Corporate Bonds[1]	-	5,626,248	-	5,626,248
Short-Term Investments	655,724	-	-	655,724
Total Assets	$655,724	$10,400,336	$-	$11,056,060

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	For a detailed break-out of exchange-traded funds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund, International Equity Fund and Strategic Credit Fund from January 1, 2015 to June 30, 2015, represented by recognizing the June 30, 2015 market value of securities:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund
Transfers into Level 1	$13,684,177	$71,503	$-
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$13,684,177	$71,503	$-

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(13,684,177)	(71,503)	-
Net transfers in (out) of Level 2	$(13,684,177)	$(71,503)	$-

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Saul Global Opportunities Fund invested in forward contracts during the six months ended June 30, 2015.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2015 by risk category are as follows:

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

			Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location		Derivatives not designated as hedging instruments	Value	Value
Saul Global Opportunities Fund	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Contracts	$54,920	$286,971
Total			$54,920	$286,971

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 for the Saul Global Opportunities Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$173,211	$173,211

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(240,378)	$(240,378)

The quarterly average volumes of derivative instruments as of June 30, 2015 are as follows:

	Derivatives not designated as hedging instruments	Long Forward Contracts	Short Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	-	6	6

Note 11 –Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/15	6/30/15	1/1/15 - 6/30/15
Actual Performance	$1,000.00	$1,020.80	$5.50
Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.50

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2015 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/15	6/30/15	1/1/15 - 6/30/15
Actual Performance	$1,000.00	$1,046.90	$5.56
Hypothetical (5% annual return before expenses)	1,000.00	1,019.36	5.49

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/15	6/30/15	1/1/15 - 6/30/15
Actual Performance	$1,000.00	$1,019.20	$3.14
Hypothetical (5% annual return before expenses)	1,000.00	1,021.68	3.15

*
Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
Aristotle Strategic Credit Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824

Privacy Principles of the Aristotle Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at  www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Aristotle Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2015